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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Core Bond Fund and Evergreen International Bond Fund, for the quarter ended January 31, 2009. Evergreen Core Bond Fund has April 30 fiscal year end and Evergreen International Bond Fund has October 31 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.3%
FIXED-RATE 6.0%
FNMA:
5.37%, 04/01/2017	$2,460,000	$2,501,869
5.40%, 05/01/2017	3,429,573	3,551,220
5.63%, 11/01/2011	1,297,749	1,347,621
6.06%, 09/01/2016	1,434,441	1,478,794
6.11%, 02/01/2012	3,747,780	3,953,770
6.23%, 04/01/2011	1,889,890	1,969,174
6.28%, 08/01/2011	11,945,000	12,529,380
6.32%, 08/01/2012	5,491,577	5,876,054
6.37%, 08/01/2011	3,999,442	4,198,894
6.53%, 02/01/2016	5,401,751	5,873,754
6.93%, 11/01/2012	2,614,411	2,809,917
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	7,982,190	8,130,499

		54,220,946

FLOATING-RATE 4.3%
FNMA:
5.62%, 12/01/2011	13,627,006	14,179,800
6.11%, 07/01/2012	23,514,552	25,010,937

		39,190,737

Total Agency Commercial Mortgage-Backed Securities (cost $92,613,117)		93,411,683

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FIXED-RATE 0.7%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	91,121	10,176
Ser. 1897, Class K, 7.00%, 09/15/2026	5,677	6,132
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	233,590	238,760
Ser. 2043, Class ZP, 6.50%, 04/15/2028	143,964	152,219
Ser. 2173, Class Z, 6.50%, 07/15/2029	353,803	378,134
Ser. 2326, Class ZP, 6.50%, 06/15/2031	50,308	52,480
Ser. 2423, Class MC, 7.00%, 03/15/2032	77,950	83,780
Ser. 2647, Class PC, 5.00%, 11/15/2031	1,250,000	1,288,829
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	334,276
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	243,325	34,218
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	80,298	84,851
Ser. 1999, Class LH, 6.50%, 11/25/2029	112,077	118,478
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	295,169	315,795
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	532,951	562,827
Ser. 2001-70, Class LR, 6.00%, 09/25/2030	2,809	2,805
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	72,262	75,120
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	303,482	308,163
Ser. 2003-025, Class IK, IO, 7.00%, 04/25/2033	672,047	101,096
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	290,506	30,682
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	1,400,000	1,419,422
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	99,232
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	76,064
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	260,678	266,412

		6,039,951

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 0.0%
FHLMC, Ser. 1590, Class IA, 1.43%, 10/15/2023	$195,168	$191,627
GNMA, Ser. 2002-41, Class GS, IO, 9.47%, 06/16/2032	130,085	18,256

		209,883

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $6,031,625)		6,249,834

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.3%
FIXED-RATE 14.3%
FHLMC:
4.50%, 05/01/2018	18,878	19,230
5.00%, 08/01/2018-10/01/2018	410,452	423,123
5.50%, 02/01/2017-11/01/2017	488,498	506,297
6.00%, 04/01/2014-02/01/2023	1,203,863	1,253,992
6.50%, 04/01/2021	215,493	224,318
7.00%, 02/01/2015	72,873	76,119
FHLMC 30 year:
5.50%, TBA #	6,440,000	6,589,930
6.00%, TBA #	5,575,000	5,753,573
FNMA:
4.50%, 05/01/2018-02/01/2022	2,649,851	2,700,129
5.00%, 12/01/2017-11/01/2035	13,392,462	13,491,460
6.00%, 05/01/2017-11/01/2033	1,790,061	1,857,876
6.50%, 06/01/2017-08/01/2032	1,157,934	1,215,163
7.50%, 02/01/2012	487,254	507,506
FNMA 15 year:
4.50%, TBA #	40,470,000	41,039,089
5.00%, TBA #	40,965,000	41,918,706
5.50%, TBA #	10,525,000	10,845,686
GNMA:
7.00%, 11/15/2029	171,586	183,736
7.75%, 07/15/2020-08/15/2021	532,392	560,894
11.50%, 05/15/2013-06/15/2013	8,595	9,906

Total Agency Mortgage-Backed Pass Through Securities (cost $129,169,639)		129,176,733

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.0%
FIXED-RATE 3.0%
FNMA, Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 (cost $27,066,328)	27,599,061	27,495,288

ASSET-BACKED SECURITIES 2.2%
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	9,140,000	3,753,615
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A ☐	199,783	3,996
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	3,040,000	1,389,341
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	3,950,000	1,828,002
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	13,296,000	5,166,871
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	16,177,000	6,471,796

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	$4,200,000	$1,697,995
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016	1,369	1,209

Total Asset-Backed Securities (cost $47,879,669)		20,312,825

COMMERCIAL MORTGAGE-BACKED SECURITIES 16.2%
FIXED-RATE 12.6%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2006-05, Class A2, 5.32%, 10/10/2011	300,000	247,440
Ser. 2007-01, Class A2, 5.38%, 01/15/2049	18,970,000	14,836,794
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2006-PW14, Class AJ, 5.27%, 12/11/2038	735,000	203,262
Ser. 2007-PW18, Class AJ, 6.21%, 11/11/2017	4,940,000	1,328,937
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2007-CD4, Class A2B, 5.21%, 12/11/2049	310,000	240,994
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	10,615,866
Ser. 2007-C9, Class B, 5.82%, 12/10/2049	18,607,000	3,219,074
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	7,880,000	6,661,202
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	8,580,000	7,638,247
Ser. 2005-C1, Class A2, 4.35%, 06/10/2048	17,038,000	16,571,229
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,060,000	10,269,366
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	417,810
Ser. 2007-C1, Class C, 5.70%, 12/10/2049	25,627,000	4,378,268
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A2, 5.38%, 03/10/2039	20,015,000	15,505,808
GS Mtge. Securities Corp., Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	292,000	250,885
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	182,943	174,075
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	4,595,000	850,911
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	5,280,000	2,081,154
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	15,480,000	11,822,324
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	4,607,412
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	144,596
Ser. 2007-C1, Class A2, 5.32%, 09/15/2037	270,000	211,876
Ser. 2008-C1, Class AJ, 6.15%, 04/15/2041	5,000,000	1,733,098

		114,010,628

FLOATING-RATE 3.6%
Citigroup Comml. Mtge. Trust:
Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	6,120,000	1,880,703
Ser. 2007-C6, Class C, 5.70%, 07/10/2017	6,360,000	1,067,633
Credit Suisse Mtge. Capital Cert., Ser. 2007-C3, Class A4, 5.72%, 06/15/2039	22,000,000	12,100,735
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	32,300,000	12,069,053

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.10%, 12/10/2049	$4,184,000	$744,870
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, 06/15/2049	7,305,000	4,544,258

		32,407,252

Total Commercial Mortgage-Backed Securities (cost $254,745,205)		146,417,880

CORPORATE BONDS 25.8%
CONSUMER DISCRETIONARY 3.5%
Media 0.7%
Time Warner, Inc., 7.625%, 04/15/2031	6,500,000	6,278,240

Multiline Retail 1.6%
Kohl’s Corp., 6.875%, 12/15/2037	7,000,000	5,275,781
Macy’s, Inc., 6.375%, 03/15/2037	16,255,000	9,366,814

		14,642,595

Specialty Retail 1.2%
Home Depot, Inc., 5.875%, 12/16/2036	11,000,000	8,254,873
Lowe’s Cos., 6.65%, 09/15/2037	2,500,000	2,375,967

		10,630,840

CONSUMER STAPLES 0.5%
Tobacco 0.5%
Altria Group, Inc., 9.95%, 11/10/2038	4,500,000	4,828,266

ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	3,000,000	2,470,584
7.40%, 03/15/2031	6,685,000	6,421,424

		8,892,008

FINANCIALS 12.3%
Capital Markets 4.0%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	5,000,000	4,831,455
6.75%, 10/01/2037	9,725,000	7,411,967
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	6,500,000	6,324,728
7.75%, 05/14/2038	5,000,000	4,751,885
Morgan Stanley:
5.625%, 01/09/2012	7,000,000	6,577,130
5.95%, 12/28/2017	7,000,000	6,082,825

		35,979,990

Commercial Banks 0.8%
National City Corp., 5.80%, 06/07/2017	8,000,000	7,254,952

Consumer Finance 3.5%
American General Finance Corp., 5.90%, 09/15/2012	15,000,000	7,206,600
American Water Capital Corp., 6.09%, 10/15/2017	10,000,000	8,950,440

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
HSBC Finance Corp., 4.625%, 09/15/2010	$12,000,000	$11,803,740
Sprint Capital Corp., 6.875%, 11/15/2028	6,270,000	3,565,222

		31,526,002

Diversified Financial Services 0.5%
JPMorgan Chase & Co., 6.40%, 05/15/2038	5,000,000	4,931,045

Insurance 1.7%
American International Group, Inc., 4.70%, 10/01/2010	6,500,000	5,848,966
Prudential Financial, Inc., 6.10%, 06/15/2017	11,070,000	9,316,955

		15,165,921

Real Estate Investment Trusts (REITs) 1.8%
BRE Properties, Inc., 4.875%, 05/15/2010	7,800,000	7,147,522
ERP Operating, LP, 5.75%, 06/15/2017	12,000,000	9,745,500

		16,893,022

HEALTH CARE 3.0%
Biotechnology 1.0%
Amgen, Inc., 6.375%, 06/01/2037	8,500,000	8,806,552

Health Care Providers & Services 2.0%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	10,000,000	9,202,490
WellPoint, Inc., 5.875%, 06/15/2017	10,000,000	9,529,480

		18,731,970

INDUSTRIALS 2.0%
Air Freight & Logistics 1.1%
FedEx Corp., 6.72%, 01/15/2022	10,506,158	9,734,202

Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	8,000,000	8,105,584

MATERIALS 0.8%
Paper & Forest Products 0.8%
Weyerhaeuser Co., 7.375%, 03/15/2032	10,000,000	7,013,570

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.3%
BellSouth Corp., Sr. Disc. Note, Step Bond, 0.00%, 12/15/2095 †	6,000,000	2,443,752
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	10,000,000	9,553,070

		11,996,822

Wireless Telecommunication Services 0.6%
AT&T Wireless, 8.125%, 05/01/2012	5,000,000	5,452,765

UTILITIES 0.8%
Electric Utilities 0.8%
Carolina Power & Light Co., 6.50%, 07/15/2012	6,500,000	6,828,705

Total Corporate Bonds (cost $271,391,433)		233,693,051

5

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds, 3.75%, 11/15/2018 (cost $14,686,518)	$13,315,000	$14,342,825

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.2%
FIXED-RATE 3.5%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	22,000,000	12,900,800
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	352,644	319,032
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	458,075	364,124
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	26,947,000	17,679,393
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.74%, 09/25/2034	195,000	192,584

		31,455,933

FLOATING-RATE 3.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.72%, 02/25/2035	19,611,000	13,709,962
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	25,610,000	16,308,174
Ser. 2006-OA3, Class 4AB, 2.82%, 04/25/2047	12,069,659	3,457,716

		33,475,852

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $105,782,730)		64,931,785

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 9.1%
FIXED-RATE 3.4%
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	6,633,696	3,910,412
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	37,476	37,213
GSAA Home Equity Trust:
Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	2,095,780	1,157,878
Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	4,355,750	2,454,623
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	4,884,257	2,927,391
Washington Mutual, Inc., Ser. 2007-05, Class A6, 6.00%, 06/25/2037	7,287,324	3,803,072
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	27,329,723	16,347,367

		30,637,956

FLOATING-RATE 5.7%
Alternative Loan Trust, Ser. 2006, Class 4A1, 5.89%, 02/25/2037	18,422,715	9,797,913
American Home Mtge. Assets, Ser. 2007-1, Class A1, 2.75%, 02/25/2047	4,290,295	1,450,964
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.16%, 09/25/2035	14,192,693	9,194,451
Countrywide Home Loans, Ser. 2007-HY5, Class 1A1, 5.93%, 09/25/2037	17,379,355	9,834,734
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 2.82%, 04/25/2047	3,429,034	1,494,602
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 3.25%, 12/25/2046	11,440,599	3,678,835
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 2.99%, 04/25/2046	3,174,649	1,345,456
Ser. 2007-OA5, Class 1A1B, 2.80%, 06/25/2047	16,856,985	4,792,947

6

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Washington Mutual, Inc.:
Ser. 2006-AR08, Class 2A, 2.90%, 10/25/2046	$3,517,107	$1,048,309
Ser. 2006-AR14, Class 1A4, 5.63%, 11/25/2036	16,790,162	9,570,231

		52,208,442

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $156,871,090)		82,846,398

YANKEE OBLIGATIONS – CORPORATE 2.2%
MATERIALS 1.5%
Metals & Mining 1.5%
Alcan, Inc., 6.125%, 12/15/2033	10,000,000	6,958,840
ArcelorMittal SA, 5.375%, 06/01/2013	7,500,000	6,300,683

		13,259,523

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Vodafone Group plc, 5.625%, 02/27/2017	7,000,000	6,825,490

Total Yankee Obligations - Corporate (cost $24,348,826)		20,085,013

DEPOSITORY SHARES 2.3%
FINANCIALS 2.3%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	7,500,000	2,748,600
JPMorgan Chase & Co., 7.90%, 12/31/2049	8,500,000	6,476,014
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	6,700,000	4,167,986
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	10,000,000	7,175,650

Total Depository Shares (cost $32,742,392)		20,568,250

	Shares	Value

CLOSED END MUTUAL FUND SHARES 2.9%
BlackRock Income Trust	19,100	117,465
MFS Government Markets Income Trust	50,246	378,855
MFS Intermediate Income Trust	1,462,948	9,187,313
Putnam Master Intermediate Income Trust	616,010	2,772,045
Putnam Premier Income Trust	1,197,578	5,173,537
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	138,272	1,569,387
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	650,539	6,947,757

Total Closed End Mutual Fund Shares (cost $29,351,987)		26,146,359

SHORT-TERM INVESTMENTS 17.7%
MUTUAL FUND SHARES 17.7%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø ## (cost $160,482,012)	160,482,012	160,482,012

Total Investments (cost $1,353,162,571) 115.5%		1,046,159,936
Other Assets and Liabilities (15.5%)		(140,773,213)

Net Assets 100.0%		$905,386,723

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

7

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

°

Investment in non-controlled affiliate. At January 1, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $10,000,000 and earned $193,719 of income for the period from October 3, 2008 to January 1, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

At January 31, 2009, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

6/20/2012	CitiBank	BorgWarner, Inc., 6.50%, 02/15/2009	$ 8,000,000	0.26%	Quarterly	$886,317

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

3/20/2009	CitiBank	AIG, 6.25%, 05/01/2036	$12,000,000	1.55%	Quarterly	$(63,828)
3/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 04/01/2012	8,000,000	1.75%	Quarterly	(35,819)
9/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	8,000,000	0.75%	Quarterly	(1,610,085)
6/20/2012	Morgan Stanley	Dow Jones CDX, North American Investment Grade Index	15,616,000	0.35%	Quarterly	(811,647)
6/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	10,000,000	0.24%	Quarterly	(875,184)

8

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

9/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	$8,000,000	0.90%	Quarterly	$(2,134,272)
1/25/2018	JPMorgan	CMBX North America NA AA 4 Index	2,900,000	1.65%	Quarterly	(1,886,447)
12/13/2049	Morgan Stanley	CMBX North America NA AA 3 Index	4,200,000	0.27%	Quarterly	(2,612,803)
2/25/2051	Morgan Stanley	CMBX North America NA AA Index	9,400,000	1.75%	Quarterly	(4,659,950)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,354,738,234. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,096,110 and $311,674,408, respectively, with a net depreciation of $308,578,298.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swap contracts to provide a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of

9

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$200,971,196	$0
Level 2 – Other Significant Observable Inputs	845,188,740	(13,803,718)
Level 3 – Significant Unobservable Inputs	0	0

Total	$1,046,159,936	$(13,803,718)

*	Other financial instruments includes swap contracts.

10

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS 0.9%
FINANCIALS 0.7%
Consumer Finance 0.7%
Daimler Financial Services AG, 4.875%, 06/15/2010	$7,394,000	$7,243,303

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	1,850,000	1,808,375

Total Corporate Bonds (cost $8,833,640)		9,051,678

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 36.9%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	900,000	581,987

Media 0.4%
Central European Media Enterprises, Ltd.:
8.25%, 05/15/2012 EUR	3,536,000	3,327,968
Class A, FRN, 5.93%, 05/15/2014 EUR	1,800,000	1,325,318

		4,653,286

CONSUMER STAPLES 4.3%
Beverages 0.6%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	3,083,000	4,484,773
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	1,709,600	1,740,369

		6,225,142

Food & Staples Retailing 0.6%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	3,195,000	3,896,865
Tesco plc, 5.875%, 09/12/2016 EUR	1,500,000	1,886,943

		5,783,808

Household Products 1.3%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	13,640,052

Tobacco 1.8%
British American Tobacco plc:
5.50%, 09/15/2016 GBP	4,600,000	6,367,770
5.875%, 03/12/2015 EUR	7,500,000	9,206,970
Imperial Tobacco Group plc, 7.25%, 09/15/2014 EUR	2,300,000	2,774,661

		18,349,401

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
GAZPROM OAO, 5.36%, 10/31/2014 EUR	1,113,000	1,067,364
Total Capital SA, 5.75%, 04/08/2011 AUD	5,503,000	3,661,238

		4,728,602

FINANCIALS 25.0%
Capital Markets 0.3%
Morgan Stanley, 5.375%, 11/14/2013 GBP	2,791,000	3,411,837

Commercial Banks 17.7%
Bank Nederlandse Gemeenten NV:
3.75%, 12/16/2013 EUR	10,593,000	13,733,551
4.875%, 04/21/2010 GBP	4,311,000	6,424,918
5.50%, 07/20/2012 AUD	9,200,000	6,017,756

1

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Eurofima, 5.50%, 09/15/2009 AUD	11,830,000	$7,619,728
European Investment Bank:
4.50%, 01/14/2013 GBP	3,263,000	4,999,946
5.625%, 10/15/2010 EUR	10,456,000	14,130,211
6.125%, 01/23/2017 AUD	12,667,000	8,660,062
6.25%, 04/15/2014 GBP	3,338,000	5,456,331
6.50%, 09/10/2014 NZD	11,189,000	6,376,592
Instituto de Credito Oficial:
4.50%, 03/07/2013 GBP	8,854,000	13,388,045
5.375%, 03/17/2010 GBP	12,754,000	19,065,176
Kreditanstalt fur Wiederaufbau:
4.125%, 07/04/2017 EUR	6,787,000	8,866,306
4.95%, 10/14/2014 CAD	29,788,000	26,014,170
6.00%, 09/15/2009 AUD	2,018,000	1,303,466
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	13,912,000	9,268,705
Nordic Investment Bank, 5.375%, 01/18/2011 AUD	11,006,000	7,209,039
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,453,241
Rabobank Nederland, 4.25%, 01/16/2017 EUR	15,041,000	18,940,803

		178,928,046

Consumer Finance 3.7%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	5,751,000	8,174,557
BMW Finance NV, 5.25%, 11/21/2013 GBP	1,500,000	1,943,499
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	3,338,450
JTI UK Finance plc:
4.50%, 04/02/2014 EUR	2,780,000	3,394,423
4.625%, 06/10/2011 EUR	5,000,000	6,371,761
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,043,371
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	11,006,000	5,978,891
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	2,898,000	3,042,929
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	3,900,000	4,444,615

		37,732,496

Diversified Financial Services 2.3%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	8,850,000	8,209,908
General Electric Capital Australia Funding, 6.00%, 06/15/2011 AUD	2,751,000	1,641,251
General Electric Capital Corp., 6.125%, 05/17/2012 GBP	6,685,000	9,977,497
RWE Finance BV, 6.375%, 06/03/2013 GBP	1,956,000	2,991,301

		22,819,957

Insurance 1.0%
ASIF III Jersey, Ltd., 3.50%, 03/11/2009 EUR	2,500,000	3,155,437
Principal Financial Group, Inc., 5.875%, 06/08/2009 GBP	3,955,000	5,693,156
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,834,000	1,166,446

		10,015,039

2

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 1.1%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	4,690,000	$4,474,131

Commercial Services & Supplies 0.2%
Iron Mountain, Inc.:
6.75%, 10/15/2018 EUR	1,790,000	1,879,518
7.25%, 04/15/2014 GBP	125,000	151,604

		2,031,122

Machinery 0.5%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	3,449,884
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,651,000	1,374,168

		4,824,052

MATERIALS 1.4%
Chemicals 0.5%
BOC Group, 5.875%, 04/29/2009 GBP	1,089,000	1,573,954
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	4,050,000	3,578,357

		5,152,311

Containers & Packaging 0.4%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,376,000	1,506,483
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	2,626,000	2,807,765

		4,314,248

Metals & Mining 0.5%
Anglo American plc, 5.125%, 12/15/2010 GBP	1,834,000	2,638,021
New World Resources NV, 7.375%, 05/15/2015 EUR	3,155,000	1,939,189

		4,577,210

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 2.1%
France Telecom:
4.75%, 02/21/2017 EUR	3,500,000	4,238,113
7.25%, 01/28/2013 EUR	6,053,000	8,401,179
7.50%, 03/14/2011 GBP	3,669,000	5,700,013
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	2,953,000	3,100,679

		21,439,984

Wireless Telecommunication Services 0.9%
Vodafone Group, 6.875%, 12/04/2013 EUR	6,440,000	8,784,004

UTILITIES 1.1%
Multi-Utilities 1.1%
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	5,860,050
4.375%, 01/16/2017 EUR	5,000,000	5,593,998

		11,454,048

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $442,591,753)		373,920,763

3

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal
	Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 52.1%
Australia:
5.25%, 03/15/2019 AUD	18,500,000	$12,868,024
Ser. 17RG, 5.50%, 03/01/2017 AUD	46,871,000	31,281,932
Caisse d'Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	34,386,463
Canada:
4.25%, 06/01/2018 CAD	29,000,000	25,799,959
6.25%, 06/16/2015 NZD	18,150,000	9,725,553
France:
2.25%, 07/25/2020 EUR	28,092,500	36,110,038
4.00%, 10/25/2038 EUR	51,200,000	63,478,834
Germany, 4.25%, 07/04/2039 EUR	25,900,000	35,248,734
Hungary, 5.00%, 03/30/2016 GBP	2,400,000	2,936,097
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	8,600,703
5.25%, 03/10/2027 KRW	25,590,000,000	19,019,625
Malaysia, 3.83%, 09/28/2011 MYR	112,400,000	32,119,605
Mexico, 10.00%, 12/05/2024 MXN	324,500,000	26,920,030
Netherlands, 4.00%, 07/15/2018 EUR	66,000,000	84,788,506
New Zealand, 6.00%, 12/15/2017 NZD Þ	19,490,000	11,101,468
Norway:
4.25%, 05/19/2017 NOK	270,720,000	41,279,288
5.00%, 05/15/2015 NOK	43,000,000	6,839,407
Sweden:
3.75%, 08/12/2017 SEK	220,900,000	27,849,243
4.50%, 08/12/2015 SEK	128,500,000	16,974,692

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $591,448,533)		527,328,201

YANKEE OBLIGATIONS - CORPORATE 1.1%
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	$3,250,000	3,074,195

FINANCIALS 0.8%
Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,591,000	1,344,395

Insurance 0.7%
AIG SunAmerica, Inc., 5.75%, 02/16/2009	6,500,000	6,539,013

Total Yankee Obligations - Corporate (cost $11,093,249)		10,957,603

	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø	9,486,070	9,486,070
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ÞÞ	7,002,018	7,002,018

Total Short-Term Investments (cost $16,488,088)		16,488,088

Total Investments (cost $1,070,455,263) 92.6%		937,746,333
Other Assets and Liabilities 7.4%		74,836,525

Net Assets 100.0%		$1,012,582,858

4

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Þ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

France	18.2%
Netherlands	15.8%
Germany	8.7%
United States	6.7%
Austrailia	6.1%
Canada	5.4%
Luxembourg	5.3%
Norway	5.2%
Sweden	4.9%
United Kingdom	4.8%
Spain	3.5%
Malaysia	3.5%
South Korea	3.0%
Mexico	2.9%
Cayman Islands	2.6%
New Zealand	1.2%
Finland	0.8%
Bermuda	0.5%
Denmark	0.3%
Hungary	0.3%
South Africa	0.2%
Liberia	0.1%

100.0%

At January 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2009	In Exchange for		U.S. Value at January 31, 2009	Unrealized Gain (Loss)

2/10/2009	20,466,055	EUR	$26,204,018	30,915,000	CAD	$25,035,024	$1,168,994
2/10/2009	30,915,000	CAD	25,035,024	19,210,812	EUR	24,596,849	438,175
2/10/2009	1,946,180,000	JPY	21,666,447	15,500,000	EUR	19,845,655	1,820,792
2/10/2009	3,855,000,000	JPY	42,916,973	32,344,674	EUR	41,412,984	1,503,989
2/13/2009	4,437,065,000	JPY	49,399,442	31,149,321	GSP	44,968,363	4,431,079
2/19/2009	2,540,000,000	JPY	28,281,542	47,565,543	NZD	24,077,628	4,203,914
3/16/2009	4,388,000,000	JPY	48,881,272	72,135,459	AUD	45,732,762	3,148,510

5

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	17,537,195,000	JPY	$195,218,846	$179,610,764	$15,608,082
2/12/2009	26,000,000	AUD	16,519,749	16,602,300	(82,551)
2/12/2009	18,570,000	NZD	9,406,616	10,187,502	(780,886)
3/2/2009	81,496,430	EUR	104,313,734	105,000,000	(686,266)
3/2/2009	11,200,000	EUR	14,335,767	14,414,400	(78,633)
3/2/2009	15,650,000	EUR	20,031,675	19,909,148	122,527
3/16/2009	3,568,000	GBP	5,148,966	5,327,024	(178,058)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	1,964,200,000	JPY	$21,864,891	$20,000,000	$(1,864,891)
2/12/2009	42,835,000	AUD	27,216,287	28,410,314	1,194,027
2/12/2009	41,259,000	NZD	20,899,707	24,025,116	3,125,409
3/2/2009	11,400,000	EUR	14,591,763	14,988,720	396,957
3/2/2009	69,434,503	EUR	88,874,718	97,000,000	8,125,282
3/2/2009	38,547,799	EUR	49,340,381	55,000,000	5,659,619
3/2/2009	5,375,000	EUR	6,879,889	7,255,713	375,824
3/16/2009	52,100,000	GBP	75,185,293	77,774,880	2,589,587
3/16/2009	6,840,000	GBP	9,870,776	9,314,849	(555,927)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,070,456,042. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,645,729 and $135,355,438, respectively, with a net unrealized depreciation of $132,709,709.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

6

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$16,488,088	$0
Level 2 - Other Significant Observable Inputs	921,258,245	49,685,555
Level 3 - Significant Unobservable Inputs	0	0

Total	$937,746,333	$49,685,555

*     Other financial instruments includes forwards.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Financial Officer

Date: April 1, 2009